Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 5. Commitments and Contingencies

Employment Agreements

On June 24, 2014, the compensation committee of the Company’s board of directors approved an employment agreement for its Chief Financial Officer (“CFO”), which replaced the offer letter previously in effect between the Company and the CFO. The employment agreement continues to provide for an annual base salary of $225,000, subject to increase, as determined by the Company’s board of directors. The employment agreement further provides for payments to the CFO in the event of termination without cause or resignation by the CFO for good reason, as such terms are defined in the employment agreement. In the event that the CFO is terminated without cause or resigns for good reason, the CFO is entitled to: (i) a lump severance payment equal to 18 times the average monthly base salary paid to the CFO over the preceding 12 months; (ii) up to one year (the lesser of one year following the date of termination or until the CFO becomes eligible for medical insurance coverage provided by another employer) reimbursement for health care premiums under COBRA; and (iii) automatic vesting of all unvested options and other equity awards; provided that in the event the CFO resigns for good reason prior to a change of control, only the vesting of the restricted stock units granted by the Company on May 12, 2014 shall be accelerated. In addition, if the Company consummates a change of control, all equity awards granted by the Company that are then-outstanding and unvested shall become fully vested and exercisable immediately prior to and subject to the consummation of the change of control. In addition, the Company will reimburse the CFO for any excise taxes owed by the CFO under Section 280G and Section 4999 of the Internal Revenue Code because of any acceleration of the equity awards (including a gross up of any additional federal, state and local taxes payable as a result of the reimbursement of the tax payments).
On November 28, 2014, the compensation committee of the Company’s board of directors approved an amended and restated employment agreement for its Chief Executive Officer (“CEO”), which supersedes the employment agreement previously in effect between the Company and the CEO. The prior employment agreement went into effect when the Company was a wholly-owned subsidiary of Oculus, and the CEO was the Chairman of the board of directors of Oculus. The employment agreement primarily removes all references to Oculus and other legacy references related to Ruthigen being a subsidiary of Oculus.
The employment agreement continues to provide for an annual base salary of $375,000 to the CEO, subject to increase, as determined by the Company’s board of directors. The employment agreement further provides for payments to the CEO in the event of termination without cause or resignation by the CEO for good reason, as such terms are defined in the employment agreement. In the event that the CEO is terminated without cause or resigns for good reason, the CEO is entitled to: (i) a lump severance payment equal to 24 times the average monthly base salary paid to the CEO over the preceding 12 months; (ii) up to one year (the lesser of one year following the date of termination or until the CEO becomes eligible for medical insurance coverage provided by another employer) reimbursement for health care premiums under COBRA; and (iii) automatic vesting of all unvested options and other equity awards. In addition, if the Company consummates a change of control, all equity awards granted by the Company that are then-outstanding and unvested shall become fully vested and exercisable immediately prior to and subject to the consummation of the change of control. In addition, the Company will reimburse the CEO for any excise taxes owed by the CEO under Section 280G and Section 4999 of the Internal Revenue Code because of any acceleration of the equity awards (including a gross up of any additional federal, state and local taxes payable as a result of the reimbursement of the tax payments). Furthermore, the Company will reimburse the CEO for relocation expenses if the Company’s principal executive offices are moved or the CEO is required to relocate, subject to certain conditions.
Receipt of the termination benefits described above is contingent on the CEO’s execution of a general release of claims against the Company, its subsidiaries and its affiliates; the CEO’s resignation from any and all directorships and every other position held by the CEO with the Company and each of its subsidiaries; and the CEO’s return to the Company and its affiliates or the Company Group (as such term is defined in the employment agreement), of all property belonging to the Company Group, received from or on account of the Company Group, or any other entity of the Company Group, or any of the Company Group’s respective affiliates by the CEO. In addition, the CEO is not entitled to such benefits if the CEO does not comply with the non-competition, invention assignment, confidentiality, non-solicitation provisions of the employment agreement.
As of December 31, 2014, the potential cash severance payment related to the Company’s employment agreements in place with its CEO and CFO amounted to $1,144,000.

License and Supply Agreement

The Company entered into a license and supply agreement with Oculus which was effective upon the completion of the IPO, pursuant to which Oculus has agreed to exclusively license certain of its proprietary technology to the Company to enable the Company’s research, development and commercialization of newly discovered RUT58-60 and any improvements to it in the United States, Canada, the European Union and Japan in certain invasive uses in humans which do not include dermatologic uses or uses for ophthalmic, sinusitis or otic indications. Under the license and supply agreement, the Company will be required to make a total of up to $8 million of milestone payments to Oculus over the next several years payable upon the completion of specified performance conditions. The Company will accrue for the milestone payment liability if and when the Company determines that the achievement of such conditions is probable. As of December 31, 2014, the Company has not accrued for any portion of the milestone payments.

Note 5. Commitments and Contingencies

Employment Commitments

The Company has an employment agreement in place with its Chief Executive Officer (“CEO”) that provides for, among other things, the payment of a lump sum severance benefit equal to twenty-four times the CEO’s average monthly base salary paid to the CEO during the twelve months preceding the date of termination. As of March 31, 2014, the CEO’s base salary was $375,000 per annum.
On August 12, 2013, Oculus’ Compensation Committee approved the grant of a one-time cash bonus of $158,000 to the Company’s CEO in order to recognize the CEO’s efforts related to the preparation and filing of the Company’s registration statement on Form S-1 for its IPO.

License and Supply Agreement

The Company entered into a license and supply agreement with Oculus which was effective upon the completion of the IPO, pursuant to which Oculus has agreed to exclusively license certain of its proprietary technology to the Company to enable the Company’s research, development and commercialization of newly discovered RUT58-60 and any improvements to it (the “Product”) in the United States, Canada, the European Union and Japan (collectively, the “Territory”) in certain invasive uses in humans (the “Field”) which do not include dermatologic uses or uses for ophthalmic, sinusitis or otic indications.
In order to pay for the costs of development of the Product, Ruthigen obtained financing from Oculus until the IPO was completed. Under the agreement, the Company’s right to commercialize the Product in the Field in the Territory is exclusive and shall be performed in accordance with the development and commercialization plan set forth in the agreement (which may be modified by the Company’s discretion), and Oculus shall manufacture and supply, at a purchase price equal to 20% over the cost of goods to Oculus, the Product as and when the Company requests. In addition, the Company has the right to purchase certain manufacturing equipment from Oculus at a purchase price equal to a fixed percentage over the cost of the equipment to Oculus, so that the Company may manufacture the Product independently.
Under the license and supply agreement, the Company will be required to make a total of $8 million of milestone payments to Oculus over the next several years for the first Product only, as follows: $1.5 million upon the completion of last patient enrollment in the Phase 1/2 clinical trial, $1.5 million upon the completion of last patient enrollment of the Company’s first pivotal trial, $3 million upon completion of the first meeting with the FDA following completion of the Company’s first pivotal clinical trial, and $2 million upon first patient enrollment in the second pivotal clinical trial. In addition, as further consideration under the agreement, the Company will be required to make royalty payments to Oculus based on its annual net sales of the Product from the date of first commercial sale to the date that the Company ceases to commercialize the Product, which percentage royalty rate will vary between 3% and 20% and will increase based on various net sales thresholds and will differ depending on the country in which the sales are made.
The agreement contains representations and warranties of the parties regarding its enforceability, no conflict with agreements to which the parties are bound, and no violations of law, and representations of Oculus that it has not granted any other license with respect to the Product for use in the Field in the Territory. The Company has agreed to indemnify Oculus with respect to third party claims arising from the Company’s development, commercialization or manufacture of the Product in the Field in the Territory with certain exceptions, and the Company and Oculus have each agreed to indemnify the other with respect to third party claims arising from their respective inaccuracy and/or breach of representations and warranties or negligence or willful misconduct. Either party may terminate the agreement for an uncured material breach, but only after undergoing a dispute resolution process. In addition, either party may terminate the agreement if the other party ceases to do business, makes an assignment for the benefit of creditors or voluntarily files, fails to contest an involuntary filing or is adjudicated bankrupt or insolvent under bankruptcy, insolvency, receivership or similar law.

Shared Services Agreement

The Company entered into a shared services agreement with Oculus which was effective upon the completion of the IPO, pursuant to which Oculus will provide Ruthigen with general services, including general accounting and human resources, until the termination of agreement. Additionally, Oculus will permit the Company to access its Petaluma, California and Seattle, Washington facilities during normal business hours (subject to certain exceptions) and for the purposes described in the shared services agreement.
Oculus shall also provide the Company with consulting and technical services. Such services shall be billable at the hourly or fixed monthly rate as set forth in the shared services agreement, which is subject to change based upon mutual written agreement between Oculus and Ruthigen. After the completion of the IPO, the Company agreed to pay invoices generated by Oculus within thirty days of receipt thereof.

Separation Agreement

The Company has entered into a separation agreement with Oculus that contains key provisions relating to the ongoing relationship with Oculus following the completion of the IPO. The separation agreement became effective upon the completion of the IPO and terminates on the earlier of 8.5 years following the closing of the IPO or when the parties mutually agree to terminate it. The separation agreement also contains a series of restrictions on Oculus’ ability to transfer the Ruthigen shares that Oculus owns. Oculus is restricted from transferring any of the Ruthigen shares it owns during the first year (the “Lock-Up Period”) immediately following the IPO unless it receives consent to do so from the Company’s Board of Directors and the lead underwriter in the Company’s IPO.
Following the Lock-Up Period, transfers by Oculus of the Ruthigen shares it owns must be conducted with the consent of the board of directors or within the prescribed requirements for such transfers set forth in the separation agreement. These prescribed requirements include that the transfers must be in private placement transactions, the purchase price discount may not exceed certain percentages depending on the transferee, the amount of shares transferred in a given transfer (or series of transfers comprising a single transaction) may not exceed the greater of 5% of the Company’s outstanding shares or $1,500,000 in net proceeds to Oculus, as well as certain other requirements set forth in the separation agreement. In addition to the manner described above, if, following a minimum of 41.5 months following the closing of the IPO have lapsed and Oculus has not consummated transfers of the Ruthigen shares it owns resulting in at least $3.8 million in net proceeds to Oculus, then Oculus has a one-time transfer and registration right to transfer the Ruthigen shares it owns in an amount equal to the difference between $3.8 million and the proceeds received by Oculus from prior transfers as of the time Oculus elects to exercise its one-time right. Transfers conducted using this one-time right must be conducted with the consent of the Company’s board of directors or within the prescribed requirements for such transfers set forth in the separation agreement, including, for example, that the purchase price discount may not exceed certain percentages, the amount of shares transferred may not exceed $3,800,000 in net proceeds to Oculus, as well as certain other requirements set forth in the separation agreement. The separation agreement provides Oculus with certain “piggy back” registration rights of up to 30% of the value of the securities the Company registers after the lock-up period, if the Company proposes to register any of its common stock following the completion of the IPO, subject to certain conditions and limitations.
The separation agreement also provides for certain cooling off periods between market attempts and/or successful transfers, the length of which are dependent upon whether and the quantity of the Ruthigen shares that Oculus transfers. The majority of the material restrictions and obligations contained in the separation agreement lapse if and when Oculus own less than 19.9% of the outstanding shares of the Company’s common stock.
The separation agreement also defined the methodology for the allocation of the operational and IPO related expenses incurred prior to and in connection with the IPO for which the Company was required to reimburse Oculus. The Company will also reimburse Oculus for expenses such as salaries and benefits advanced or paid on the Company’s behalf or for the Company’s benefit during a transition period following the closing of the IPO. During the year ended March 31, 2014, the Company incurred $1,450,000 of IPO and other costs which were reimbursed to Oculus at the closing of the IPO or shortly thereafter.
The separation agreement provides that each party will indemnify, defend and hold harmless the other party and its affiliates for third party claims asserted against the other party. The separation agreement also provides that, so long as Oculus maintains a directors’ and officers’ insurance program covering the past and present officers and directors of Oculus, the program shall be standard in Oculus’ industry and Oculus shall not exclude any former Oculus director from any insurance policy coverage.

Funding Agreement

On January 31, 2014, the Company entered into a funding agreement with Oculus, pursuant to which Oculus agreed to fund the Company in the additional amount of up to $760,000 to pay certain accounts payables outstanding at December 31, 2013 and to fund certain future expenditures through the closing of the IPO. Through the closing of the IPO, Oculus funded the Company in the additional amount of $534,000, which was repaid to Oculus on April 1, 2014.

Operating Lease

The Company leases a facility in Santa Rosa, California under a non-cancelable operating lease for approximately 995 square feet of executive office space. The lease expires in October 2014 and monthly rent is approximately $1,700. The aggregate base rent payable over the lease term is being recognized on a straight-line basis. Rent expense amounted to approximately $20,000 and $17,000 for the years ended March 31, 2014 and 2013, respectively. Rent expense is reflected in selling, general and administrative expenses in the statements of operations.
Future minimum payments under the operating lease agreement are as follows:

For the Years Ending March 31,	Amount
2015	$11,813